Prepaid Expenses and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Receivables
Schedule of Prepaid expenses and other receivables
	June 30,	December 31,
	2025	2024

Loan receivable – others (i)	$1,180,267	$1,377,787
Others	123,638	160,227
Total	$1,303,905	$1,538,014